Summary of Significant Accounting Policies (Details 4) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Numerator:
Net (loss) income attributable to Ordinary Shareholders for basic and diluted earnings per share	$ (23,804,788)	$ (56,715,644)	$ (6,722,302)	$ (53,535,956)
Denominator:
Denominator for basic (loss) earnings per share - Weighted-average Ordinary Shares outstanding during the year (in shares)	62,150,102	60,258,015	61,871,123	60,329,793
Effect of dilutive securities:
Denominator for diluted (loss) earnings per share	62,150,102	60,258,015	61,871,123	60,329,793
Basic (loss) earnings per share (in dollars per share)	$ (0.38)	$ (0.94)	$ (0.11)	$ (0.89)
Diluted (loss) earnings per share (in dollars per share)	$ (0.38)	$ (0.94)	$ (0.11)	$ (0.89)